OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total other operating income	$ 100	$ 175	$ 177
Total other operating expenses	(72)	(88)	(88)
Insurance Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	21	7	1
Results From Property Plant And Equipment Sale [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		11	1
Result From The Sale Of Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	5
Results For Other Assets Sale [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	1
Services To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			1
Recovery Of Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	17	30
Expenses Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			8
Commercial Interests [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	14	50	70
Contractu I Indemnity [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			7
Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	34	44	55
Export Increase Program [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	2	19	24
Fair Value Of Consortiums Previous Interest [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			7
Other Opertaing Income [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	6	14	3
Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(14)	(36)	(8)
Provision For Environmental Remediation [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(7)	(3)	(4)
Decrease In Property Plant And Equipment Sale And Derecognition [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(2)
Results For Other Assets Sale And Derecognition [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(1)
Tax On Bank Transactions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(24)	(19)	(18)
P A I S Import Tax [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(3)	(5)
Donations And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(3)	(3)	(3)
Institutional Promotion [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(2)	(2)	(4)
Costs Of Concessions Agreements Completion [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(1)	(6)	(5)
Contractual Penalty [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(7)
Royalties Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(5)	(6)	(8)
Incident Costs [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(5)
Ecuadors Transactional Agreement [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(5)
Impairment Of Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(5)
Other Contractual Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(6)
Other Opertaing Expense [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	$ (10)	$ (10)	$ (8)